Related Party Transactions - Shadow Share Activity (Details) - TCI Shadow Shares shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares $ / shares
Disclosure of transactions between related parties [line items]
Shares outstanding, beginning balance (in shares)	738	738	784	784	653	653
Shadow shares granted (in shares)	(1)	(1)	179	179	260	260
Shadow shares vested and distributed (in shares)	(193)	(193)	(202)	(202)	(113)	(113)
Shadow shares cancelled (in shares)	(69)	(69)	(23)	(23)	(16)	(16)
Shares outstanding, ending balance (in shares)	475	475	738	738	784	784
Fair value of awards granted in year (in amount per share) | (per share)	€ 35.00	$ 41.34	€ 29.10	$ 31.15	€ 14.64	$ 16.08